Debt (Syndicated Credit Agreement) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016	Jan. 31, 2015	Dec. 31, 2017	Sep. 05, 2017	Mar. 31, 2015
Syndicated Credit Agreement [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 9,155
Credit agreement - initiation date		Jan. 31, 2015
Credit agreement - advances outstanding				$ 0	$ 9,155
Ratio of net debt to EBITDA covenant			3.5 to 1
Syndicated Credit Agreement [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%
Loan A [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 6,286
Repayments of Debt	$ 4,000
Credit agreement - advances outstanding				0	6,286
Ratio of net debt to EBITDA covenant			3.5 to 1
Loan A [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%
Loan B [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 2,869
Repayments of Debt	$ 1,000
Credit agreement - advances outstanding				$ 0	$ 2,869
Ratio of net debt to EBITDA covenant			3.5 to 1
Credit agreement - base rate			Amounts borrowed under the Loan B will be subject to amortization from March 2, 2018, with 25 percent of the aggregate principal amount thereof being payable prior to March 2, 2020, and all remaining principal amount due on March 2, 2020.
Loan B [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%